Transfers of Residential Loans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
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Summary of Cash Flow Related to Transfers of Residential Loans Accounted for as Sales

The following table presents a summary of cash flows related to sales of forward loans (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2014	2013	2014	2013
Proceeds received from transfers, net of fees	$4,032,603	$3,461,692	$8,080,346	$3,585,745
Servicing fees collected(1)	15,634	426	26,751	447
Purchases of previously transferred loans	4,953	—	4,953	—

(1)	Represents servicing fees collected on all loans sold with servicing retained.

The following table presents a summary of cash flows related to transfers of forward loans, net of fees, accounted for as sales (in thousands). There were no transfers of forward loans accounted for as sales during the year ended December 31, 2011.

	For the Years Ended December 31,
	2013	2012
Proceeds received from transfers	$15,293,601	$15,985
Servicing fees collected	11,212	—

Schedule of Servicing Arrangements Associated with Transfers of Forward Loans

The following table presents the carrying amounts of the Company’s assets that relate to its continued involvement with forward loans that have been sold with servicing rights retained and the unpaid principal balance of these sold loans (in thousands):

	Carrying Value of Assets Recorded on the Consolidated Balance Sheets				Unpaid Principal Balance of Sold Loans
	Servicing Rights, Net	Servicer and Protective Advances, Net	Receivables, Net	Total
June 30, 2014	$258,544	$3,365	$668	$262,577	$21,272,121
December 31, 2013	192,962	6,023	437	199,422	14,672,986

The following table presents the carrying amounts of the Company’s assets that relate to its continued involvement with forward loans that have been transferred with servicing rights retained and the unpaid principal balance of these transferred loans (in thousands):

	Carrying Value of Assets Recorded on the Consolidated Balance Sheet				Unpaid Principal Balance of Transferred Loans
	Servicing Rights, Net	Servicer and Protective Advances, Net	Receivables, Net	Total
Type of Involvement
Servicing arrangements associated with transfers of forward loans
December 31, 2013	$192,962	$6,023	$437	$199,422	$14,672,986